Jan. 3, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:      AXP International Series, Inc.
                RiverSource European Equity Fund (formerly AXP Threadneedle European Equity Fund)

                RiverSource International Opportunity Fund (formerly AXP Threadneedle International Fund)

         Post-Effective Amendment No. 42
         File No. 2-92309/811-4075

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 42 (Amendment). This Amendment was filed electronically on or about Dec. 20, 2005.

If you have any questions or concerns regarding this filing, please contact Erin Nygard at (612) 671-2543 or me at 612-671-4321.

Sincerely,

/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel
    Ameriprise Financial, Inc.